Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE F — Intangible Assets

CTS has the following intangible assets as of December 31:

	2013		2012

($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization

Amortized intangible assets:
Customer lists/relationships	$51,804	$(21,490)	$63,774	$(25,084)
Patents	10,319	(10,319)	10,319	(10,319)
Other intangibles	12,270	(2,492)	12,090	(672)

Total	74,393	(34,301)	86,183	(36,075)
In-process research & development	690	—	870	—
Goodwill	32,047	—	32,547	—

Total net intangible assets	$107,130	$(34,301)	$119,600	$(36,075)

The following table reconciles the beginning and ending balances of CTS’ goodwill for the periods ended December 31, 2013 and December 31, 2012:

($ in thousands)	Total

Balance at January 1, 2012	$500
Valpey-Fisher acquisition	7,665
D&R acquisition	24,382

Balance at December 31, 2012	32,547
2013 reduction – sale of EMS business	(500)

Balance at December 31, 2013	$32,047

During the year ended December 31, 2013, CTS retrospectively adjusted the provisional amounts recognized at the acquisition date for the D&R acquisition in December 2012. Customer lists/relationships were reduced by $6,228,000, Other intangibles were increased by $10,255,000, in-process research and development were increased by $50,000 and Goodwill was reduced by $3,803,000 as a result of additional information provided by CTS’ third-party consultants. The D&R allocations pertaining to goodwill and other intangible assets were finalized in the fourth quarter of 2013. See Note C “Acquisitions,” for further discussion.

CTS recorded amortization expense from continuing operations of $5.0 million, $2.1 million, and $1.7 million for the years ended December 31, 2013, 2012, and 2011, respectively. The weighted average remaining amortization period for the amortizable intangible assets is 11.7 years. The weighted average remaining amortization period for customer lists/relationships is 12.7 years and for the other intangibles is 8.5 years. CTS estimates remaining amortization expense of $4.2 million in 2014, $3.9 million in 2015, $3.6 million in 2016, $3.6 million in 2017, $3.5 million in 2018 and $21.3 million thereafter.

The intangibles related to EMS were part of the sale to Benchmark. Of the net intangibles, excluding goodwill and in-process research and development at December 2012, $5.0 million was related to EMS. Of the goodwill at December 31, 2012, $0.5 million related to EMS. CTS recorded amortization expense in discontinued operations of $0.7 million, $0.9 million, and $0.9 million for the years ended December 31, 2013, 2012, and 2011, respectively.